Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7: Stockholders’ Equity

The Company has four separate series of authorized preferred stock:

On November 26, 2012, the Company (i) effected a 1-for-850 reverse stock split of our common stock, including a proportionate reduction in the number of authorized shares of our common stock from 2.36 billion shares to 2.8 million shares of common stock, and (ii) amended our articles of incorporation to increase the number of authorized shares of common stock (post reverse stock split) from 2,941,177 to 100 million effective November 27, 2012.  All share and per share amounts in this document have been changed to give effect to the reverse stock split.

(A) Series A Convertible Preferred Stock

This class of stock has the following provisions:

⋅	Non-voting,
⋅	No rights to dividends,
⋅	No liquidation value, and
⋅	Convertible into 200 shares of common stock.

(B) Series B Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate of 51 shares of Series B Preferred Stock to two of its officers. The Company accounted for the share issuance at par value as there was no future economic value that could be associated with the issuance.

This class of stock has the following provisions:

•	Voting rights entitling the holders to an aggregate 51% voting control,
⋅	No rights to dividends,
⋅	Stated value of $0.001 per share,
⋅	Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and
⋅	Non-convertible.

(C) Series C Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C Convertible Preferred Stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000 /share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000 /share), based upon the stated value per share. In March 2012, all 190 shares were converted into 22,353 shares of the Company’s common stock at a conversion price of $0.0085 per share and a loss of $614,984.

This class of stock has the following provisions:

⋅	Stated Value - $1,000 per share,
⋅	Non-voting,
⋅	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends,
⋅
As long as any Series C, Convertible Preferred Stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C, Convertible Preferred Stockholders authorization; and

⋅	Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low two closing bid prices, five days preceding conversion.

Due to the existence of an option to convert at a variable amount, the Company treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and re-measurement date, which was $293 and $175, respectively, using the Black-Scholes assumptions below. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Series D Convertible Preferred Stock

In January 2013 the board of directors authorized 1,600,000 shares of Series D convertible preferred stock. Between January 16, 2013 and February 4, 2013, the Company entered into separate subscription agreements with certain investors in connection with the offering, pursuant to which the Company sold an aggregate of 1,500,000 shares of Preferred Stock for aggregate gross proceeds of approximately $12 million. Pursuant to the Certificate of Designation of the Series D Convertible Preferred Stock filed with the Nevada Secretary of State on January 11, 2013 (the “Certificate of Designation”), each share of Preferred Stock is convertible into two shares of common stock, subject to adjustment as set forth in the Certificate of Designation.

The shares of Series D have the following provisions:

⋅	Voting rights based on number of common shares of conversion option;
⋅	Initially no rights to dividends;
⋅	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends,
⋅	Convertible into 2 shares of common stock, subject to adjustment.

(E) Common Stock

During the six months ended June 30, 2013, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Value per Share ($)
Conversion of Series D preferred stock to common stock	2,710,000	11,675,481	2.80 – 7.54
Cash and warrants	953,236	8,059,330	8.26 – 9.32
Executive/Board of Director compensation	62,289	264,879	3.48 – 6.00
Stock issued for services and to settle liabilities	1,262,830	9,894,844	4.02 – 12.99
Total	4,988,355	29,894,534	2.80 – 12.99

The fair value of all stock issuances above is based upon either the quoted closing trading price on the date of issuance, the value of derivative instrument at the date of conversion, contract value where the fair value was stated by the contract, or net proceeds from capital raised after giving effect to the cost of capital raised.

(F) Stock Options

The Company applied fair value accounting for all shares based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2012	1,847	$425.00	2.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(1,177)	$425.00
Balance – June 30, 2013 – outstanding	670	$425.00	1.75 years	-
Balance – June 30, 2013 – exercisable	670	$425.00	1.75 years	-
Outstanding options held by related parties – 2013	-
Exercisable options held by related parties – 2013	-

(G) Stock Warrants

All warrants issued during the six months ended June 30, 2013 were accounted for as derivative liabilities. See Note 5.

During the six months ended June 30, 2013, the Company entered into convertible equity agreements. As part of these agreements, the Company issued warrants to convert 1,500,000 shares of Series D preferred stock into 3,000,000 shares of common stock.

A summary of warrant activity for the Company for the six months ended June 30, 2013 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2012	89	$1,275
Granted	3,040,000	4.09
Exercised	(2,710,000)	4.00
Balance as June 30, 2013	330,089	$5.13

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$4 - $1,275	330,089	0.95	$5.13	330,089	$5.13	1,340,000

(H) Treasury Stock

During the six months ended June 30, 2013, the Company repurchased 18,825 shares of its common stock for the total sum of $260,000 as part of a settlement. Of this amount, 103,537 or $5.50 per share was considered repurchase of securities and $156,463 was recorded as a loss on settlement. The Company records the value of its common stock held in treasury at cost. The Company has not cancelled or retired these shares, and they remain available for reissuance. The Company has a stock repurchase plan in place but has suspended it indefinitely.

(I) Consulting Agreement

On July 19, 2012, we entered into a consulting agreement (the “Original GRQ Consulting Agreement”) with GRQ Consultants, Inc. (“GRQ”, and together with Melechdavid, collectively, the “Consultants”). The Original GRQ Consulting Agreement provides that the Company will issue to GRQ shares of common stock in an amount equal to 4.2% of the Company’s outstanding common stock on a fully diluted (as-converted) basis. Further, until July 12, 2014, the Company is required to ensure that GRQ shall maintain its 4.2% fully diluted equity position. The term of the Original GRQ Consulting Agreement is 12 months.

On April 2, 2013, the Company entered into a first amendment to the Original Melechdavid Consulting Agreement with Melechdavid, effective as of March 28, 2013 (the “Melechdavid Amended Agreement”). Pursuant to the Melechdavid Amended Agreement, Melechdavid agreed to cap the shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”) that it is entitled to receive under the Original Melechdavid Consulting Agreement to no more than 570,000 shares of Common Stock of the Company, after giving effect to the 1-for-850 reverse stock split of the Common Stock effected by the Company on November 26, 2012. In connection with the execution and delivery of the Melechdavid Amended Agreement, the Company issued Melechdavid an aggregate of 341,247 shares of Common Stock on March 29, 2013 and 228,753 shares of Common Stock on April 5, 2013 as full satisfaction of the Company’s obligations under the Original Melechdavid Consulting Agreement.

On April 2, 2013, the Company entered into a first amendment to the Original GRQ Consulting Agreement with GRQ, effective as of March 28, 2013 (the “GRQ Amended Agreement”). Pursuant to the GRQ Amended Agreement, GRQ agreed to cap the shares of the Company’s Common Stock that it is entitled to receive under the Original GRQ Consulting Agreement to no more than 420,000 shares of Common Stock of the Company, after giving effect to the 1-for-850 reverse stock split of the Common Stock effected by the Company on November 26, 2012. In connection with the execution and delivery of the GRQ Amended Agreement, the Company issued GRQ an aggregate of 305,889 shares of Common Stock on March 29, 2013 and 78,753 shares of Common Stock on April 5, 2013 as full satisfaction of the Company’s obligations under the Original GRQ Consulting Agreement. The Company had previously issued GRQ 35,359 shares of Common Stock pursuant to the Original GRQ Consulting Agreement.

During the three and six months period ending June 30, 2013, the Company recognized expense related to the GRQ and Melechdavid agreements of $3,037,636 and $6,591,816, respectively. These expenses are classified under General and Administrative Expenses in the Consolidated Statement of Operations. The Company’s obligations under the GRQ and Melechdavid agreements were completely satisfied as of July 12, 2013 and the agreements have not been renewed or extended.

Note 8: Stockholders’ deficit

The Company has four separate series of authorized preferred stock:

On November 26, 2012, the Company (i) effected a 1-for-850 reverse stock split of our common stock, including a proportionate reduction in the number of authorized shares of our common stock from 2.36 billion shares to 2.8 million shares of common stock, and (ii) amended our articles of incorporation to increase the number of authorized shares of common stock (post reverse stock split) from 2,941,177 to 100 million effective November 27, 2012. All share and per share amounts in this document have been changed to give effect to the reverse stock split.

(A) Series A Convertible Preferred Stock

The shares of Series A have the following provisions:

•	Non-voting,
•	No rights to dividends,
•	No liquidation value,
•	Convertible into 200 shares of common stock.

(B) Series B Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate 51 shares of Series B Preferred Stock to two of its officers and directors. The Company accounted for the share issuance at par value as there was no future economic value that could be associated with the issuance.

The shares of Series B have the following provisions:

•	Voting rights entitling the holders to an aggregate 51% voting control;
•	Initially no rights to dividends;
•	Stated value of $0.001 per share;
•	Liquidation rights entitle the receipt of net assets on a pro-rata basis; and
•	Non-convertible.

(C) Series C Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C Convertible Preferred Stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000 /share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000 /share), based upon the stated value per share. In March 2012, all 190 shares were converted into 22,353 common shares at a conversion price of $0.0085 per share and a loss of $614,984.

The shares of Series C have the following provisions:

•	Stated Value - $1,000 per share;
•	Non-voting;
•	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends;
•
As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C Convertible Preferred Stock authorization; and

•	Convertible at the higher of (a) $8.50 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion.

Due to the existence of an option to convert at a variable amount, the Company treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and remeasurement date, which was $293 and $175, respectively, using the Black-Scholes valuation model. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Series D Convertible Preferred Stock

In January 2013 the Board of Directors authorized 1,600,000 shares of Series D convertible preferred stock.

The shares of Series D have the following provisions:

•	Voting rights based on number of common shares of conversion option;
•	Initially no rights to dividends;
•	Liquidation rights entitle the receipt of net assets on a pro-rata basis; and
•	Convertible into 2 shares of common stock, subject to adjustment.

Subsequent to year end, the Company issued 1,500,000 shares of Series D preferred stock. Refer to Note 12 for details on this transaction.

(E) Common Stock

During the year ended December 31, 2012, the Company issued the following common stock:

Transaction Type	Quantity	Valuation ($)	Loss on Settlement ($)	Range of Value per Share ($)
Conversion of convertible debt	246,753	950,739	61,124	2.98 - 8.08
Conversion of unsecured/secured debt	44,208	469,683	289,897	8.08 - 13.60
Forbearance of agreement terms	95,528	1,240,032	-	7.14 - 27.54
Cash and warrants	199,422	1,660,760	-	7.59 - 8.50
Executive compensation (1)	431,034	4,686,514	-	8.93 - 17.71
Stock issued for future services	113,740	1,107,719	-	4.75 - 21.25
Conversion of Series C Preferred Stock to common stock	22,353	614,984	614,984	27.51
Warrant Conversions/Settlements	853,082	7,295,768	1,505,906	5.44 - 15.73
Stock issued in lieu of interest	58,945	334,099	-	5.50 – 10.62
Additional shares due to roundup provision of certificates upon reverse split	561	-	-	-
Total	2,065,626	18,360,298	2,471,911	0.00 – 27.54

(1)	Represents common stock issued for prior year 2011 accrued compensation of $4,667,764 settled in 2012 and directors awards.

During the year ended December 31, 2011, the Company issued the following common stock:
Transaction Type	Quantity	Valuation ($)	Range of Value per Share ($)
Conversion of convertible debt	298,897	4,268,857	2.55-85.00
Conversion of unsecured/secured debt	47,386	857,952	42.50-51.00
Settlement of accounts payable and accrued expenses (4)	64,172	3,646,719	25.50-102.00
Extension of debt maturity date	11,030	161,250	14.45-17.00
Services – rendered	54,731	1,199,844	0.00-977.50
Cash and warrants	96,471	875,000	25.50
Services – prepaid stock compensation (2)	4,706	214,250	42.50-68.00
Cancelled shares (3)	(4,118)	-	25.50
Total	573,275	11,223,872	0.00-977.50

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock and warrants issued for cash, which is based on the cash received.

(1) Settlement of Warrants to Purchase Common Stock

In September 2012, the Company began the settlement of all outstanding valued warrant contracts in an effort to reduce financial statement fluctuations due to these instruments. The Company issued 512,631 shares of common stock to several accredited investors pursuant to conversions of warrants to purchase an aggregate of 723,746 shares of common stock in September and issued 3,677 shares of common stock pursuant to conversions of a warrant to purchase 4,902 shares of common stock in December 2012. Related to these efforts, the Company did not have any valued warrant contracts outstanding at December 31, 2012.

(2) Prepaid Stock Compensation

The following represents the allocation of prepaid stock compensation as of December 31, 2012 and 2011:

Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	534,456
Prepaid stock compensation additions during the year ended December 31, 2012	110,000
Amortization of prepaid stock compensation	(599,708)
Prepaid stock compensation – December 31, 2012	$44,748

The following represents the allocation of prepaid stock compensation at December 31, 2012:

Prepaid expense that will be amortized in 2013	$44,748

(3) Cancelled Shares

The Company cancelled 4,118 shares during the year ended December 31, 2011, valued at par ($0.001). The Company has disputed the issuance of these shares due to non-performance by a consultant. These shares were originally issued in 2010 as a component of stock issued for services rendered.

(4) Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 4)	1,739,329
Total loss on settlement	$3,862,458

(F) Stock Options

On February 1, 2010, the Company's board of directors and shareholders approved the 2010 Stock Incentive Plan ("2010 Plan"). The 2010 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to key employees, directors consultants, advisors and service providers of the Company or its subsidiaries. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Code. Only stock options granted to employees qualify for incentive stock option treatment. No incentive stock option shall be granted after February 1, 2020, which is 10 years from the date the 2010 Plan was initially adopted. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The 2010 Plan is administered by the Compensation Committee. The Compensation Committee has full and exclusive power within the limitations set forth in the 2010 Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the 2010 Plan. The Compensation Committee will determine the appropriate mix of stock options and stock awards to be granted to best achieve the objectives of the 2010 Plan. The 2010 Plan may be amended by the Board or the compensation committee, without the approval of stockholders, but no such amendments may increase the number of shares issuable under the 2010 Plan or adversely affect any outstanding awards without the consent of the holders thereof. The total number of shares that may be issued shall not exceed 5,883, subject to adjustment in the event of certain recapitalizations, reorganizations and similar transactions.

On April 2, 2010, the Company issued 3,255 stock options, having a fair value of $630,990, which was expensed immediately since all stock options vested immediately. These stock options expire on April 2, 2015.

The Company applied fair value accounting for all share based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2010	3,255	$425.00	4.25 years
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	(1,353)	$425.00
Balance – December 31, 2011	1,902	$425.00	3.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(53)	$425.00
Balance – December 31, 2012 – outstanding	1,847	$425.00	2.25 years	-
Balance – December 31, 2012 – exercisable	1,847	$425.00	2.25 years	-

Outstanding options held by related parties – 2012	1,847
Exercisable options held by related parties – 2012	1,847
Outstanding options held by related parties – 2011	1,177
Exercisable options held by related parties – 2011	1,177

(F) Stock Warrants

All warrants issued during years ended December 31, 2012 and 2011 were accounted for as derivative liabilities. See Note 5.

During the year ended December 31, 2012, the Company entered into convertible note and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 500,721 shares of common stock. Each warrant vests six months after issuance and expire July 13, 2014 – October 16, 2014, with exercise prices ranging from $10.20 - $12.75. All warrants contain anti-dilution rights, and are treated as derivative liabilities. All warrants issued during the year ended December 31, 2012, were converted in 2012.

During 2011, the Company entered into convertible and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 191,045 shares of common stock. Each warrant vests six month after issuance and expire July 14, 2013 – June 28, 2016, with exercise prices ranging from $12.75 - $51.00.

During 2011, the Company issued 141,412 warrants for services performed. The warrants have a vesting range of immediate to six months after issuance and expire February 28, 2014 – April 15, 2016, with exercise prices ranging from $1.70 - $85.00. The value of the warrants, $1,989,982, calculated using the below black-scholes assumptions, was expensed as compensation with the offset being recorded to derivative liabilities, since the Company applied the provisions of ASC No. 815, pertaining to the potential settlement in a variable amount of shares.

A summary of warrant activity for the Company for the years ended December 31, 2012 and 2011 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2010	883	1,275
Granted	332,457	17.00
Exercised	-	-
Balance at December 31, 2011	333,340	20.33
Granted	500,721	10.20
Exercised	(37,648)	7.57
Converted	(796,324)	10.20
Balance at December 31, 2012	89	1,275.00

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$1,275	89	2.79	$1,275	89	$1,275	-

(G) Treasury Stock

During the year ended December 31, 2012, the Company repurchased 31,096 shares of its common stock for the total sum of $460,978 or an average of $14.82 per share. The Company recorded the value of its common stock held in treasury at cost. The Company has not cancelled or retired these shares, and they remain available for re-issuance. The Company has a stock repurchase plan in place, but has been suspended it indefinitely.